UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-5227

Name of Fund: Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Apex Municipal
        Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004                  (in Thousands)

                   S&P      Moody's   Face
State              Ratings  Ratings   Amount  Municipal Bonds                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%     B        NR*      $ 1,000  Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-     $   1,032
                                              Jefferson Smurfit Corp. Project), 8% due 4/01/2009
------------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.1%      NR*      NR*        2,000  Alaska Industrial Development and Expert Authority Revenue Bonds                 2,061
                                              (Williams Lynxs Alaska Cargoport), AMT, 8% due 5/01/2023
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.5%                                Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King
                                              Apartments Project):
                   NR*      Ba1           80       Series A, 5.875% due 11/01/2008                                                77
                   NR*      Ba1          920       Series A, 6.75% due 5/01/2031                                                 760
                   NR*      NR*        1,500       Sub-Series C, 9.50% due 11/01/2031                                          1,168
                   NR*      Caa2       4,000  Phoenix, Arizona, IDA, Airport Facility Revenue Refunding Bonds                  2,947
                                              (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023
                   NR*      Baa3       1,000  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools      1,065
                                              Project), Series E, 7.25% due 7/01/2031
                   NR*      Baa2         500  Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds                      520
                                              (Yavapai Regional Medical Center), Series A, 6% due 8/01/2033
------------------------------------------------------------------------------------------------------------------------------------
California - 4.3%  A        A3         1,800  California State, GO, 5% due 2/01/2033                                           1,812
                                              California State, Various Purpose, GO:
                   A        A3         1,300       5.25% due 11/01/2025                                                        1,361
                   A        A3           820       5.25% due 4/01/2034                                                           846
                   NR*      NR*        1,000  Fontana, California, Special Tax, Refunding (Community Facilities District       1,010
                                              Number 22 - Sierra), 6% due 9/01/2034
                                              Golden State Tobacco Securitization Corporation of California, Tobacco
                                              Settlement Revenue Bonds:
                   BBB      Baa3       1,075       Series 2003-A-1, 6.75% due 6/01/2039                                        1,039
                   A-       Baa1       1,860       Series B, 5.50% due 6/01/2043                                               1,919
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.6%    NR*      Baa2       3,000  Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds           3,169
                                              (Pavilions), AMT, 7.75% due 9/01/2016
                   NR*      NR*        2,800  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement       2,927
                                              Fee), Series A, 7.30% due 9/01/2022
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT   Alternative Minimum Tax (subject to)
EDA   Economic Development Authority
GO    General Obligation Bonds
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
VRDN  Variable Rate Demand Notes

--------------------------------------------------------------------------------

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

                   S&P      Moody's   Face
State              Ratings  Ratings   Amount  Municipal Bonds                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Colorado           NR*      NR*      $ 1,235  North Range, Colorado, Metropolitan District Number 1, GO, 7.25%             $   1,243
(concluded)                                   due 12/15/2031
                   NR*      NR*        2,000  Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds        2,088
                                              (Public Improvement Fees), 8% due 12/01/2025
                   NR*      NR*          830  Southlands, Colorado, Medical District, GO (Metropolitan District # 1),            826
                                              7.125% due 12/01/2034
------------------------------------------------------------------------------------------------------------------------------------
Connecticut -      BBB-     Baa3         490  Connecticut State Development Authority, Airport Facility Revenue Bonds            556
1.0%                                          (LearJet Inc. Project), AMT, 7.95% due 4/01/2026
                   NR*      B1         1,220  New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation          1,225
                                              Project), 9.25% due 5/01/2017
------------------------------------------------------------------------------------------------------------------------------------
Florida - 7.8%     NR*      NR*          865  Arbor Greene Community Development District, Florida, Special Assessment           892
                                              Revenue Bonds, 7.60% due 5/01/2018
                   NR*      NR*          800  Capital Projects Finance Authority, Florida, Continuing Care Retirement            820
                                              Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032
                   NR*      NR*        2,500  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds               2,698
                                              (National Gypsum), AMT, Series A, 7.125% due 4/01/2030
                   NR*      NR*          895  Lakewood Ranch, Florida, Community Development District Number 5, Special          940
                                              Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031
                                              Midtown Miami, Florida, Community Development District, Special Assessment
                                              Revenue Bonds, Series A:
                   NR*      NR*        1,500       6% due 5/01/2024                                                            1,530
                   NR*      NR*        1,350       6.25% due 5/01/2037                                                         1,394
                   NR*      NR*        1,605  Orlando, Florida, Urban Community Development District, Capital Improvement      1,702
                                              Special Assessment Bonds, Series A, 6.95% due 5/01/2033
                   B-       B1         1,700  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%                   1,523
                                              due 7/01/2028
                   NR*      NR*        2,760  Tampa Palms, Florida, Open Space and Transportation Community Development        2,890
                                              District Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50%
                                              due 5/01/2018
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.5%     NR*      NR*        2,000  Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),       2,096
                                              7.90% due 12/01/2024 Brunswick & Glynn County, Georgia, Development
                                              Authority, First Mortgage Revenue Bonds (Coastal Community Retirement
                                              Corporation Project), Series A:
                   NR*      NR*          830       7.125% due 1/01/2025                                                          814
                   NR*      NR*        1,185       7.25% due 1/01/2035                                                         1,165
                   BBB      NR*        1,500  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds       1,559
                                              (Georgia College and State University Foundation), 5.25% due 9/01/2019
                   NR*      NR*          830  Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First                 839
                                              Mortgage, Series A, 7.40% due 1/01/2034
------------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%       NR*      NR*        1,470  Idaho Health Facilities Authority Revenue Refunding Bonds (Valley Vista          1,485
                                              Care Corporation), Series A, 7.75% due 11/15/2016
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 4.1%    CCC      Caa2       3,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue        2,310
                                              Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024
                   NR*      NR*          400  Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%               414
                                              due 12/01/2032

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

                   S&P      Moody's   Face
State              Ratings  Ratings   Amount  Municipal Bonds                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Illinois           NR*      NR*      $ 3,190  Illinois Development Finance Authority Revenue Bonds (Primary Health Care    $   3,374
(concluded)                                   Centers Facilities Acquisition Program), 7.75% due 12/01/2016
                   A-1+     VMIG-1+    1,400  Illinois Health Facilities Authority, Revenue Refunding Bonds (University        1,400
                                              of Chicago Hospitals), VRDN, 1.65% due 8/01/2026(a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.4%     NR*      NR*        1,820  Indianapolis, Indiana, M/F Revenue Bonds (Lake Nora Fox Club Project),             810
                                              Series B, 7.50% due 10/01/2029 (c)
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 2.6%        NR*      NR*        3,910  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds          4,732
                                              (Care Initiatives Project), 9.25% due 7/01/2025
------------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.1%   BB-      NR*        5,500  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company           5,681
                                              Project), 7.50% due 7/01/2013
------------------------------------------------------------------------------------------------------------------------------------
Maine - 0.5%       BB       Ba2          840  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds            841
                                              (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022
------------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.8%    NR*      NR*        1,500  Maryland State Energy Financing Administration, Limited Obligation Revenue       1,535
                                              Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts -                               Massachusetts State Development Finance Agency, Revenue Refunding Bonds
4.0%                                          (Eastern Nazarine College):
                   BB+      NR*        1,245       5.625% due 4/01/2019                                                        1,137
                   BB+      NR*        1,220       5.625% due 4/01/2029                                                        1,049
                   BBB-     NR*          850  Massachusetts State Health and Educational Facilities Authority Revenue            888
                                              Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033
                                              Massachusetts State Health and Educational Facilities Authority, Revenue
                                              Refunding Bonds:
                   NR*      Ba2        2,115       (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028              2,028
                   BBB      NR*        1,000       (Milton Hospital), Series, 5.50% due 7/01/2016                              1,004
                   NR*      NR*        1,300  Massachusetts State Industrial Finance Agency Revenue Bonds Sewer Facility       1,304
                                              (Resource Control Composting), AMT, 9.25% due 6/01/2010
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.1%    A        NR*        1,000  Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds            1,076
                                              (Hurley Medical Center), Series A, 6% due 7/01/2020
                   B        Ba3        1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Detroit        913
                                              Medical Center Obligation Group), Series A, 6.50% due 8/15/2018
------------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%   NR*      NR*        1,230  Saint Paul, Minnesota, Port Authority, Hotel Facility Revenue Refunding          1,246
                                              Bonds (Radisson Kellog Project), Series 2, 7.375% due 8/01/2029
------------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.3%    NR*      NR*        1,200  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds          1,296
                                              (Gravois Bluffs), 7% due 10/01/2021
                   NR*      NR*        1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds       1,012
                                              (Bishop Spencer Place), Series A, 6.50% due 1/01/2035
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%      NR*      NR*          430  Clark County, Nevada, Improvement District No. 142 Special Assessment,             443
                                              6.375% due 8/01/2023
------------------------------------------------------------------------------------------------------------------------------------
New Jersey -                                  Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
13.3%                                         (Holt Hauling & Warehousing), AMT, Series A (c):
                   NR*      NR*        2,000       9.625% due 1/01/2011                                                          265
                   NR*      NR*        4,500       9.875% due 1/01/2021                                                          596

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

                   S&P      Moody's   Face
State              Ratings  Ratings   Amount       Municipal Bonds                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey         CCC      B2       $ 6,000  Camden County, New Jersey, Pollution Control Financing Authority, Solid      $   5,988
(concluded)                                   Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%
                                              due 12/01/2010
                   NR*      Ba3        1,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%               1,546
                                              due 10/01/2014
                                              New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                   NR*      NR*        1,000       (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                   1,020
                   NR*      NR*        3,700       (Seabrook Village Inc.), 8.125% due 11/15/2023                              3,990
                                              New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                              Project), AMT:
                   B        Caa2       3,050       6.625% due 9/15/2012                                                        2,700
                   B        Caa2       5,135       6.25% due 9/15/2029                                                         3,820
                   B+       NR*        1,870  New Jersey Health Care Facilities Financing Authority Revenue Bonds              1,730
                                              (Pascack Valley Hospital Association), 6.625% due 7/01/2036
                   BBB      Baa3       3,025  Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds,            2,904
                                               6.75% due 6/01/2039
------------------------------------------------------------------------------------------------------------------------------------
New Mexico -       B+       Ba3        5,000  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan       5,246
2.9%                                          Project), Series A, 6.95% due 10/01/2020
------------------------------------------------------------------------------------------------------------------------------------
New York - 3.9%    NR*      NR*        1,000  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis        989
                                              Hospital), Series B, 7.50% due 3/01/2029
                                              New York City, New York, City IDA, Civic Facility Revenue Bonds:
                   NR*      NR*          350       Series C, 6.80% due 6/01/2028                                                 362
                   NR*      NR*        1,495       (Special Needs Facility Pooled Program), Series C-1, 6.50%
                                                   due 7/01/2024                                                               1,500
                   BB-      Ba2        1,730  New York City, New York, City IDA, Special Facility Revenue Bonds                1,713
                                              (British Airways PLC Project), AMT, 7.625% due 12/01/2032
                                              Utica, New York, GO, Public Improvement:
                   BBB      Baa3         700       9.25% due 8/15/2005                                                           735
                   BBB      Baa3         635       9.25% due 8/15/2006                                                           698
                   NR*      NR*        1,180  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage          1,199
                                              Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034
------------------------------------------------------------------------------------------------------------------------------------
North Carolina -   NR*      NR*        1,000  North Carolina Medical Care Commission, Retirement Facilities, First             1,017
0.6%                                          Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                              due 7/01/2032
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.2%    B-       Caa2         420  Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds (AMR             418
                                              Corporation), AMT, Series A, 5.80% due 6/01/2035
------------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%      NR*      NR*        1,310  Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds            1,334
                                              (Wauna Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -     NR*      NR*        1,750  Chester County, Pennsylvania, Health and Education Facilities Authority,         1,771
5.4%                                          Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625%
                                              due 7/01/2034
                                              Montgomery County, Pennsylvania, Higher Education and Health Authority
                                              Revenue Bonds (Faulkeways at Gwynedd Project):
                   BBB      NR*          900       6.75% due 11/15/2024                                                          947
                   BBB      NR*          925       6.75% due 11/15/2030                                                          967

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

                   S&P      Moody's   Face
State              Ratings  Ratings   Amount    Municipal Bonds                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania       NR*      Ba1      $ 1,600  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A,    $   1,617
(concluded)                                   7.50% due 1/01/2025
                   NR*      NR*        4,460  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,           4,566
                                              7.75% due 12/01/2017
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%   NR*      NR*        1,800  Shelby County, Tennessee, Health, Educational and Housing Facilities Board       1,848
                                              Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034
------------------------------------------------------------------------------------------------------------------------------------
Texas - 10.8%      BBB-     Baa3       1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises           1,059
                                              Inc.), First Tier, Series A, 6.70% due 1/01/2028
                                              Brazos River Authority, Texas, PCR, Refunding, AMT:
                   BBB      Baa2       2,530       (Texas Utility Company), Series A, 7.70% due 4/01/2033                      3,002
                   BBB      Baa2       2,760       (Utilitlies Electric Company), Series B, 5.05% due 6/01/2030                2,840
                   BBB-     NR*        1,220  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.      1,337
                                              Project), Series B, 7.75% due 12/01/2018
                   BBB-     Baa3         475  Dallas-Fort Worth, Texas, International Airport Facility, Improvement              473
                                              Corporation Revenue Bonds (Learjet Inc.), AMT, Series 2001-A-1, 6.15%
                                              due 1/01/2016
                   NR*      NR*        1,660  Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds                  1,629
                                              (Independent Senior Living Center), 7.75% due 1/01/2034
                   NR*      NR*        1,000  Houston, Texas, Health Facilities Development Corporation, Retirement            1,030
                                              Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                              7.125% due 2/15/2034
                   A-       A3         1,440  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),       1,558
                                              AMT, 6.375% due 4/01/2027
                   BBB      NR*          945  Lufkin, Texas, Health Facilities Development Corporation, Health System            955
                                              Revenue Bonds (Memorial Health System of East Texas), 5.70% due 2/15/2028
                   BBB-     Ba2        2,310  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding         2,568
                                              Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029
                   BB       Ba2        1,330  Port Corpus Christi, Texas, Individual Development Corporation,                  1,405
                                              Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                              Project), AMT, 8.25% due 11/01/2031
                   B-       Ba3        2,000  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project),          1,990
                                              AMT, Series B, 6.70% due 11/01/2030
------------------------------------------------------------------------------------------------------------------------------------
Utah - 1.3%        NR*      NR*        2,240  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw      2,313
                                              Environmental), AMT, Series A, 7.45% due 7/01/2017
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.6%    NR*      NR*        2,490  Dulles Town Center, Virginia, Community Development Authority, Special           2,545
                                              Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026
                   BB       Ba2       32,600  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior        7,753
                                              Series B, 5.875%*** due 8/15/2025
------------------------------------------------------------------------------------------------------------------------------------
West Virginia -    B-       B2           875  Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community              740
0.4%                                          Hospital Association Inc. Project), 6.20% due 5/01/2013
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%   NR*      NR*        1,320  Wisconsin State Health and Educational Facilities Authority Revenue Bonds        1,338
                                              (New Castle Place Project), Series A, 7% due 12/01/2031
------------------------------------------------------------------------------------------------------------------------------------
Wyoming - 1.0%     BB+      Ba3        1,800  Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC              1,829
                                              Corporation Project), AMT, Series A, 7% due 6/01/2024
------------------------------------------------------------------------------------------------------------------------------------

                                                       Apex Municipal Fund, Inc.

Schedule of Investments as of September 30, 2004 (concluded)      (in Thousands)

                   S&P      Moody's   Face
                   Ratings  Ratings   Amount  Municipal Bonds                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -   BBB-     Baa3     $ 2,100  Virgin Islands Government Refinery Facilities Revenue Refunding Bonds        $   2,285
1.2%                                          (Hovensa Coker Project), AMT, 6.50% due 7/01/2021
                   -----------------------------------------------------------------------------------------------------------------
                                              Total Municipal Bonds  (Cost - $179,958) - 96.0%                               176,626
------------------------------------------------------------------------------------------------------------------------------------
                   Total Investments  (Cost - $179,958**)  - 96.0%                                                           176,626

                   Other Assets Less Liabilities - 4.0%                                                                        7,422
                                                                                                                           ---------
                   Net Assets - 100.0%                                                                                     $ 184,048
                                                                                                                           =========

(a)   MBIA Insured.
(b) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(c) Non-income producing security: issuer filed bankruptcy or is in default of interest payments.
*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004 as computed for federal income tax purposes were as follows:

                                                                  (in Thousands)
                                                                      ---------
      Aggregate cost                                                  $ 179,977
                                                                      =========
      Gross unrealized appreciation                                   $   8,188
      Gross unrealized depreciation                                     (11,539)
                                                                      ---------
      Net unrealized depreciation                                     $  (3,351)
                                                                      =========

*** Represents a zero coupon bond: the interest rate shown reflects the effective yield at the time of purchase by the fund.
+     Highest short-term rating by Moody's Investors Service, Inc.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Apex Municipal Fund, Inc.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President
    Apex Municipal Fund, Inc.

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn
    President
    Apex Municipal Fund, Inc.

Date: November 19, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Apex Municipal Fund, Inc.

Date: November 19, 2004